Registration Nos. 33-61254 and 811-7644


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                            Pre-Effective Amendment No.
                                            Post-Effective Amendment No.   4
              X

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                           Amendment No.   6
   X

                       GABELLI CAPITAL SERIES FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                 One Corporate Center, Rye, New York 10580-1434
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: 1-800-422-3554
                                 Bruce N. Alpert
                              Gabelli Funds, Inc.
                              One Corporate Center
                            Rye, New York 10580-1434
                     (Name and Address of Agent for Service)
                                   Copies to:
         James E. McKee, Esq.                          Daniel Schloendorn, Esq.
         Gabelli Capital Series Funds, Inc.            Willkie Farr & Gallagher
         One Corporate Center                          One Citicorp Center
         Rye, New York 10580-1434                      153 East 53rd Street
                                                       New York, New York 10022

               It is proposed that this filing will become effective:

__       immediately upon filing pursuant to paragraph (b)
 X       on May 1, 1998 pursuant to paragraph (b)
__       60 days after filing pursuant to paragraph (a)(1)
__       on __________ pursuant to paragraph (a)(1)
__       75 days after filing pursuant to paragraph (a)(2)
__       on __________ pursuant to paragraph (a)(2) of Rule 485
__       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

           The Registrant filed a Rule 24f-2 Notice for its fiscal year ended December 31, 1997 on March 31, 1998.




                       GABELLI CAPITAL SERIES FUNDS, INC.
                                    FORM N-1A
                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 495(a)
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

Part A
Item No.                                                               Prospectus Caption

1.       Cover Page                                                    Cover Page

2.       Synopsis                                                      Not Applicable

3.       Condensed Financial Information                               Financial Highlights

4.       General Description of Registrant                             Cover Page; Investment Objectives and Policies;     Special
                                                                       Investment Methods;      General Information

5.       Management of the Fund                                        Management of the Fund; Investment Objectives and Policies;
                                                                       General Information

5A.      Management's Discussion of Fund Performance                   Not Applicable

6.       Capital Stock and Other Securities                            Dividends, Distributions and Taxes; General Information

7.       Purchase of Securities Being Offered                              Cover Page;      Purchase and Redemption of Shares

8.       Redemption or Repurchase                                      Purchase and Redemption of Shares

9.       Pending Legal Proceedings                                     Not Applicable



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




Part B                                                                 Statement of Additional
Item No.                                                               Information Caption

10.      Cover Page                                                    Cover Page

11.      Table of Contents                                             Table of Contents

12.      General Information and History                                   Not Applicable

13.      Investment Objectives and Policies                        Investment Policies; Special Investment Methods; Investment
                                                                       Restrictions

14.      Management of the Fund                                        Directors and Officers; The Manager; The Adviser; see
                                                                       Prospectus -- "Management of the Fund"

15.      Control Persons and Principal Holders of Securities           Directors and Officers;         ; see Prospectus -- "Purchase
                                                                       and Redemption of Shares"; "General Information"

16.      Investment Advisory and Other Services                        The Manager; The Adviser; The Distributor;     Directors and
                                                                       Officers;      see Prospectus -- "Management of the Fund";
<R

17.      Brokerage Allocation and Other Practices                      Portfolio Transactions and Brokerage

18.      Capital Stock and Other Securities                       Dividends, Distributions and Taxes;         ; see Prospectus --
                                                                       "Dividends, Distributions and Taxes"; "General Information"

19.      Purchase, Redemption and Pricing                              Purchase and Redemption of Shares;
         of Securities Being Offered                                   Determination of Net Asset Value

20.      Tax Status                                                    Dividends, Distributions and Taxes; see Prospectus --
                                                                       "Dividends, Distributions and Taxes"

21.      Underwriters                                             The Distributor; see Prospectus -- "Purchase and Redemption of
                                                                       Shares; "Management of the Fund"

22.      Calculation of Performance Data                               Investment Performance Information

23.      Financial Statements                                          Financial Statements





                       GABELLI CAPITAL SERIES FUNDS, INC.


                                                            ---------------



                                     PART A



                                   PROSPECTUS


                                                            ---------------

                                                              The Guardian(R)






                                                               Prospectus for:

                                                                       Gabelli
                                                                       Capital
                                                                       Asset
                                                                       Fund



                                                                May 1, 1998












Available through variable insurance products issued by:
The Guardian Insurance & Annuity Company, Inc.
Variable Products Administration
P.O. Box 26210
Lehigh Valley, PA 18002-6210

and distributed by:
Guardian Investor Services Corporation(R)
201 Park Avenue South
New York, NY 10003

                                                         2
G:\SHARED\3RDPARTY\GABCAPAS\PEA\#3\#2PRSP97.DOC
g:\shared\clients\gabcapas\peas\1998\peano.4\prospect\problkln.doc
Prospectus                                    May 1, 1998

                                     GABELLI CAPITAL ASSET FUND
                                           One Corporate Center
                                             Rye, New York 10580-1434
                                     Telephone: 1-800-GABELLI (1-800-422-3554)
                                              http://www.gabelli.com


     Gabelli Capital Asset Fund (the "Fund") is a series of Gabelli Capital Series Funds, Inc. (the "Company"), an open-end, diversified management investment company. The primary investment objective of the Fund is growth of capital, with current income as a secondary objective. See "Investment Objectives and Policies."

         Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contract(s)") issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC").

         This Prospectus sets forth concisely the information a prospective investor should know before investing
in the Fund.  A  Statement  of  Additional  Information  dated     May 1,  1998
      (the "Additional Statement")containing additional information about the Fund has been filed with the Securities and Exchange Commission (the
"SEC")  and  is  available   for   reference,   along  with  other   materials,
   on the SEC Internet Web Site (http://www.sec.gov). The Additional Statement is incorporated by reference into this Prospectus. For a free copy, call or write the Fund at the telephone number or address set forth above.
                                              -----------------------

                                        This Prospectus should be retained by investors for future reference.

                                                     Contents

                  Section
 Financial Highlights..........................................................2
 Investment Objectives and Policies............................................3
 Special Investment Methods....................................................5
 Management of the Fund........................................................7
 Purchase and Redemption of Shares............................................11
 Dividends, Distributions and Taxes...........................................12
 General Information..........................................................13


   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
 UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

                                                       45
g:\shared\clients\gabcapas\peas\1998\peano.4\sai\saiblkln.doc
                                               FINANCIAL HIGHLIGHTS

         The per share data and ratios in the table below have been audited by Ernst & Young LLP, independent auditors, whose unqualified report on this information appears in the Additional Statement. This table should be read in conjunction with the financial statements and related notes that are included in the Additional Statement.

         Per share amounts for a Fund share outstanding throughout each period/year.


                                                                     Year             Year             Period
                                                                     Ended            Ended             Ended
                                                                   12/31/97         12/31/96          12/31/95*
Operating performance:
Net asset value, beginning of period..........................      $11.55           $10.70            $10.00
                                                                    ------           ------            ------
Net investment income.........................................        0.02             0.02              0.03 (a)
Net realized and unrealized gain on investments.....                  4.88             1.16              0.80
                                                              ------------             ----             -----
Total from investment operations..............................        4.90             1.18              0.83
                                                                      ----             ----             -----
Distributions to shareholders from:
     Net investment income....................................       (0.02)           (0.02)            (0.03)
     Net realized gains.......................................       (1.12)           (0.31)            (0.09)
     Distributions in excess of net realized gains............       (0.00) (c)            ---          (0.01)
                                                                     -----         -----------         -------
Total Distributions...........................................       (1.14)           (0.33)            (0.13)
                                                                     ------           ------           -------
Net asset value, end of period................................      $15.31           $11.55            $10.70
                                                                    ======           ======            ======
Total return**.........................................              42.6%            11.0%              8.4%
                                                              ============         ========             =====
Ratios to average net assets/
supplemental data:
Net assets, end of period (in 000's)..........................     $105,350          $51,462           $26,364
                                                                   --------          -------           -------
     Ratio of net investment income to
         average net assets...................................        0.17%           0.21%            0.75%+
     Ratio of operating expenses to
         average net assets...................................        1.17%           1.31%          1.78% (b)+
Portfolio turnover rate.......................................       65.5%            53.2%            81.4 %
Average commission rate (per share)(d)........................       $0.0447         $0.0496             N/A


*    The Fund commenced operations on May 1, 1995.
**   Total return  represents  aggregate  total return of a hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including  reinvestment  of dividends.  Total return for the period of less than one year is not annualized.
+    Annualized.
(a) Net investment income before expenses assumed by the Manager and Adviser was
$0.03.  (b) Operating  expense ratio before expenses  assumed by the Manager and
Adviser was 1.92%.
(c) Amount represents less than $0.01 per share.
(d)  Average  commission  rate (per share) as required by amended SEC disclosure requirements  effective  for fiscal  years  beginning  after  September  1,
     1995.


                                        INVESTMENT OBJECTIVES AND POLICIES

         The primary investment objective of the Fund is growth of capital and investments will be made based on management's perception of their potential for capital appreciation. Current income is a secondary objective. There is no assurance that the Fund will achieve its investment objectives. The investment objectives of the Fund are fundamental and may not be changed without shareholder approval. The other investment policies described below may be changed by the Board of Directors without shareholder approval.

         The Fund expects that its assets will be invested primarily in a diversified portfolio of readily marketable equity securities (including common stock, preferred stock, securities representing the right to acquire common stock and securities that are convertible into or exchangeable for common stock). Gabelli Funds, Inc., the investment adviser to the Fund (the "Adviser"), will invest in companies that are selling in the public market at a significant discount to their private market value ("PMV"), that is, that value the Adviser believes an informed industrialist would be willing to pay to acquire companies with similar characteristics. Factors considered by the Adviser include price, earnings expectations, earnings and price histories, balance sheet characteristics and perceived management skills. Also considered are changes in economic and political outlooks as well as individual corporate developments. Fund investments which lose their perceived value relative to other investment alternatives are sold.

         When deemed appropriate by the Adviser, the Fund may, without limit, invest temporarily in defensive securities such as high grade debt securities, obligations of the U.S. Government, its agencies or instrumentalities, or in short-term (maturing in less than one year) money market instruments, including commercial paper rated A-1 or better by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"), or P-1 or better by Moody's Investors Service, Inc. ("Moody's").

         Convertible Securities. Convertible securities are ordinarily a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer and may also include short-term debt obligations or preferred stock. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer's capital structure and are consequently of higher quality and entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         The Fund may invest in convertible securities when it appears to the Adviser that it may not be prudent to be fully invested in common stocks. In evaluating a convertible security, the Adviser places primary emphasis on the attractiveness of the underlying common stock and the potential for capital appreciation through conversion. See "Convertible Securities" in the Additional Statement.

         Debt Securities. The Fund will normally purchase only investment grade debt securities having a rating of, or equivalent to, at least an S&P rating of BBB (which rating may have speculative characteristics) or, if unrated, judged by the Adviser to be of comparable quality. However, the Fund may also invest up to 25% of its assets in more speculative debt securities provided, that, as described in the following paragraph, no more than 5% of the Fund's assets may be invested in corporate debt securities with a rating of, or equivalent to, a S&P rating of CCC or lower. Corporate debt obligations having a B rating will likely have some quality and protective characteristics which, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions. Although lower rated debt securities generally have higher yields, they are also more subject to market price volatility based on increased sensitivity to changes in interest rates and economic conditions or the liquidity of their secondary trading market. A description of corporate debt ratings is contained in the Additional Statement.

         The Fund may invest up to 5% of its assets in low rated and unrated corporate debt securities (often referred to in the financial press as "junk bonds") which are perceived by the Adviser to present an opportunity for significant capital appreciation, if, in the judgment of the Adviser, the ability of the issuer to repay principal and interest when due is underestimated by the market. For purposes of the foregoing limitation, corporate debt securities are "low rated" if they have a rating of, or equivalent to, an S&P rating of CCC or lower. See "Debt Securities" in the Additional Statement.

         Investments in Small, Unseasoned Companies. The Fund may invest in small, less well known companies which have operated less than three years (including predecessors). The securities of such companies may have limited liquidity.

         Options. The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of its portfolio. The Fund will not purchase options if, as a result, the aggregate cost or proceeds of all outstanding options exceeds 5% of the Fund's assets.

         The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unexercised but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations.

         Warrants and Rights. The Fund may invest in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Adviser for inclusion in the Fund's portfolio.

         Foreign Securities. The Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers. These investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Non-U.S. securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in non-U.S. securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in non-U.S. courts. Non-U.S. markets also have different clearance and settlement procedures which in some markets have at times failed to keep pace with the volume of transactions, thereby creating substantial delays and settlement failures that could adversely affect the Fund's performance.

         Dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investor.

         Other Investment Companies. The Fund does not intend to purchase the shares of other open-end investment companies and reserves the right to invest up to 10% of its total assets in the securities of closed-end investment companies including small business investment companies (not more than 5% of its total assets may be invested in not more than 3% of the voting securities of any investment company). To the extent that the Fund invests in the securities of other investment companies, shareholders in the Fund may be subject to duplicative advisory and administrative fees.

                                            SPECIAL INVESTMENT METHODS

         The Fund will not in the aggregate invest more than 15% of its net assets in illiquid securities. These securities include securities which are restricted for public sale, securities for which market quotations are not readily available, and repurchase agreements maturing or terminable in more than seven days. Securities freely salable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board of Directors. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly, the Board of Directors will monitor their liquidity. Further information on the investment methods and policies of the Fund are set forth in the Additional Statement.

         The Fund may purchase and sell securities on a "when, as and if issued basis" under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. For further information, see "When Issued, Delayed Delivery Securities and Forward Commitments" in the Additional Statement.

         Corporate Reorganizations. Subject to the diversification requirements of its investment restrictions, the Fund may invest not more than 35% of its total assets in securities for which a tender or exchange offer has been made or announced and in the securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of the Adviser, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short-term nature of such transactions. The 35% limitation does not apply to the securities of companies which may be involved in simply consummating an approved or agreed upon merger, acquisition, consolidation, liquidation or reorganization. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment in which case, unless replaced by an equivalent or increased offer or proposal which is consummated, the Fund may sustain a loss. For further information on such investments, see "Corporate Reorganizations" in the Additional Statement.

         Repurchase Agreements. The Fund may enter into repurchase agreements with "primary dealers" in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. In a repurchase agreement, an investor (e.g., the Fund) purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date (ordinarily a week or less). The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement. The principal risk is that, if the seller defaults, the Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price. Except for repurchase agreements with a duration of seven days or less, not more than 5% of the Fund's total assets may be so invested.

         Borrowing. The Fund may not borrow money except for (i) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (ii) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing for any purpose, including redemptions, may not, in the aggregate, exceed 15%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets at the time a borrowing is made. The Fund will not make any additional purchases of portfolio securities at any time its borrowings exceed 5% of its assets. The Fund will not mortgage, pledge or hypothecate any of its assets except that, in connection with the foregoing, not more than 20% of the assets of the Fund may be used as collateral.

         Short Sales. The Fund may make short sales of securities. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 10% of the outstanding securities of that class. Short sales may only be made in securities listed on a national securities exchange. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

         If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

         Forward Currency Exchange Contracts. The Fund may enter into forward currency exchange contracts to protect against the effects of fluctuating rates of currency exchange and exchange control regulations. Forward currency exchange contracts provide for the purchase or sale of an amount of a specified currency at a future date. Purposes for which such currency transactions may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Fund purchases or sells non-U.S. dollar-denominated securities, locking in the U.S. dollar value of dividends and interest on securities held by the Fund and generally protecting the U.S. dollar value of securities held by the Fund against exchange rate fluctuation. While such forward contracts may limit losses to the Fund as a result of exchange rate fluctuation, they will also limit any gains that may otherwise have been realized. Currency transactions include the risk securities losses could be magnified by changes in the value of the currency in which a security is denominated relative to the U.S. dollar.

         Derivative Transactions. As described above, the Fund may invest in options and warrants, forward foreign currency exchange contracts, futures contracts, options on futures and other transactions using derivative instruments. Derivative transactions have certain risks, including imperfect market correlations, dependence on the credit of the counterparty, possible inability to enter into offsetting transactions and market fluctuations, that can result in the Fund being in a worse position than if the transaction had not occurred. The loss from the Fund's investing in futures and other derivative transactions is potentially unlimited.

                                              MANAGEMENT OF THE FUND

         The Company's Board of Directors (the members of which, together with the Company's officers, are described in the Additional Statement) has overall responsibility for the management of the Fund. The Board of Directors decides upon matters of general policy and reviews the actions of Guardian Investor Services Corporation, the manager of the Fund (the "Manager"), the Adviser and Gabelli & Company, Inc., the distributor of the Fund's shares (the "Distributor").

         Pursuant to a Management Agreement with the Fund, the Manager, under the supervision of the Board of Directors, supervises the performance of administrative and professional services provided to the Fund by others including the Adviser and First Data Investor Services Group, Inc., the sub-administrator of the Fund (the "Sub-Administrator"), and pays the fees of the Adviser. As compensation for its services and the related expenses borne by the Manager, the Fund pays the Manager a fee, computed daily and payable monthly, equal, on an annual basis, to 1.00% of the Fund's average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company's Board of Directors and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to the Sub-Administrator. The Adviser supervises the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and directors of the Fund who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and payable monthly, equal, on an annual basis, to .75% of the Fund's average daily net assets.

         Mario J. Gabelli, CFA, has been designated by the Adviser to be primarily responsible for the day-to-day management of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief Investment Officer of the Adviser since its inception in 1980. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability or resignation.

            The management discussion and analysis of the Fund's performance for the fiscal year ended December 31, 1997 is included in the Fund's Annual Report to Shareholders dated December 31, 1997. The Fund's Annual Report may be obtained upon request without charge by writing or calling the Fund at the address or telephone number listed on page one of this Prospectus.

         The Company, the Manager, GIAC, the Adviser and the Distributor have entered into a Participation Agreement regarding the marketing of the Fund's shares as an investment option for variable annuity and variable life contracts issued by GIAC.

         The Manager. The Manager is located at 201 Park Avenue South, New York, New York 10003 and as of April 1, 1998 serves as investment adviser to ten funds with aggregate assets of over $7.8 billion. The Manager is also the underwriter and distributor of all mutual funds sponsored by The Guardian Life Insurance Company of America ("Guardian Life") and of the variable annuity and variable life insurance contracts issued by GIAC. The Manager is a wholly owned subsidiary of GIAC, which is, in turn, a wholly owned subsidiary of Guardian Life, a mutual life insurance company organized in the State of New York in 1860.

         The Adviser. The Adviser, which is located at One Corporate Center, Rye, New York 10580-1435, was formed in 1980 and as of March 31, 1998 acts as investment adviser to mutual funds with aggregate assets of approximately $6.6 billion. Its majority owned affiliates, Gabelli Advisers, Inc. and Gabelli Fixed Income LLC, manage mutual funds with assets aggregating in excess of $349 million and $562 million, respectively.

                                                                   Net Assets
                                                                     3/31/98
         Open-end funds:                                          (in millions)

         Gabelli Asset Fund                                              $1,559
         Gabelli Growth Fund............................................. 1,401
         Gabelli Value Fund Inc..........................................   763
         Gabelli Small Cap Growth Fund...................................   348
         Gabelli Equity Income Fund......................................    88
         Gabelli U.S. Treasury Money Market Fund..........................   308
         Gabelli ABC Fund.................................................    62
         Gabelli Global Telecommunications Fund...........................  1507
         Gabelli Global Interactive Couch Potato (R) Fund.................    96
         Gabelli Global Convertible Securities Fund.......................     9
         Gabelli Gold Fund, Inc...........................................    12
         Gabelli Capital Asset Fund.......................................   138
         Gabelli International Growth Fund, Inc...........................    29
         Gabelli Westwood Funds:               Equity.....................   197
                                               Intermediate Bond..........     6
                                               Balanced....................  130
                                               Small Cap Fund...............  13
                                               Realty.......................   2
         The Treasurer's Fund, Inc.:           Domestic Prime.............   285
                                               Tax Exempt..................  175
                                               U.S. Treasury...............  102
         Closed-end funds:

         Gabelli Equity Trust Inc..........................................1,319
         Gabelli Global Multimedia Trust Inc..............................   159
         Gabelli Convertible Securities Fund, Inc.........................   125

     The Distributor is an indirect majority-owned subsidiary of the Adviser. GAMCO Investors, Inc. ("GAMCO"), a wholly-owned subsidiary of the Adviser, acts as investment adviser for individuals, pension trusts, profit sharing trusts and endowments. As of March 31, 1998, GAMCO had aggregate assets in excess of $ 7.2 billion under its management. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser and the Distributor on the basis of his ownership of stock of the Adviser.

         Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own accounts or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Fund. Although such activities may limit to some extent the ability of the Fund to make such investments, the Adviser does not believe that any such limitations will have a material adverse effect upon the Fund in seeking to achieve its investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have substantial pecuniary interests. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Fund. The Fund may invest in the securities of companies which are investment management clients of GAMCO, a subsidiary of the Adviser. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

         The Investment Advisory Agreement contains provisions relating to the selection of securities brokers to effect the portfolio transactions of the Fund. Under those provisions, subject to applicable law and procedures adopted by the Directors, the Adviser may (1) direct Fund portfolio brokerage to the Distributor or any other broker-dealer affiliates of the Adviser; (2) pay commissions to brokers other than the Distributor which are higher than what might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of the Fund and/or other advisory accounts of itself and any investment adviser affiliated with it; and (3) consider sales of shares of the Fund and any other registered investment companies managed by the Adviser and its affiliates by brokers and dealers other than the Distributor as a factor in its selection of brokers and dealers to execute portfolio transactions for the Fund.

         Expenses. In addition to the fees of the Manager, the Fund is responsible for the payment of all its other expenses incurred in the operation of the Fund, which include, among other things, expenses for legal and independent auditor's services, charges of State Street Bank and Trust Company
   ("State Street") (the Fund's Custodian, Transfer Agent and Dividend Paying Agent) and any persons hired by the Fund, SEC fees, compensation including fees of the Fund's unaffiliated directors, officers and employees, accounting costs for reports sent to owners of the Contracts which provide for investment in the Fund ("Contractowner(s)"), the Fund's pro rata portion of membership fees in trade organizations, fidelity bond coverage for the Fund's officers and employees, interest, brokerage and other trading costs, taxes, all expenses of computing the Fund's net asset value per share, expenses involved in registering and maintaining the registration of the Fund's shares with the SEC and qualifying the Fund for sale in various jurisdictions and maintaining such qualification, litigation and other extraordinary or non-recurring expenses. However, other typical Fund expenses such as Contractowner servicing, distribution of reports to Contractowners and prospectus printing and postage will be borne by GIAC.

         Sub-Administrator. The Adviser has entered into a Sub-Administration Agreement with the Sub-Administrator covering the Fund and certain other funds advised by the Adviser. Under the Sub-Administration Agreement, the
Sub-Administrator provides certain administrative services necessary for the Fund's operations, including the preparation and distribution of materials for meetings of the Company's Board of Directors relating to the Fund, compliance testing of Fund activities and assistance in the preparation of proxy statements, reports to Contractowners and other documentation. The Sub-Administrator, which is a subsidiary of First Data Corporation , has its principal office at One Exchange Place, Boston, Massachusetts 02109. The Adviser will pay the compensation of the Sub-Administrator from the fees which are paid to the Adviser by the Manager. No additional amount will be paid by the Fund for services by the Sub-Administrator.

         Distributor. The Distributor, located at One Corporate Center, Rye, New York 10580-1435, serves as distributor of the Fund's shares to separate accounts of GIAC, for which it receives no separate fee from the Fund.

                                         PURCHASE AND REDEMPTION OF SHARES

         Fund shares are continuously offered to GIAC's separate accounts at the net asset value per share next determined after a proper purchase request has been received by GIAC. GIAC then offers to its Contractowners units in its separate accounts which directly correspond to shares in the Fund. GIAC submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to GIAC by such Contractowners. Contractowners can send such instructions and requests to GIAC at P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 by first class mail or 3900 Burgess Place, Bethlehem, Pennsylvania 18017 by overnight or express mail.

         The net asset value per share of the Fund is calculated on each day, Monday through Friday, except days on which The New York Stock Exchange, Inc. ("NYSE") is closed. The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

         The Fund's net asset value is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. New York time, by taking the value of all assets of the Fund, subtracting its liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent.

         In the calculation of the Fund's net asset value: (1) a portfolio security listed or traded on the NYSE or the American Stock Exchange ("AMEX") or quoted by NASDAQ is valued at its last sale price on that exchange or market (if there were no sales that day, the security is valued at the mean of the closing bid and asked prices; if there were no asked prices quoted on that day, the security is valued at the closing bid price); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean of the current bid and asked prices (if there were no asked prices quoted on that day, the security is valued at the closing bid price); and (3) when market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's
    Directors.

         Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market as determined by the Adviser. Securities traded primarily on foreign exchanges are valued at the closing price on such foreign exchange immediately prior to the close of the NYSE.

         U.S. Government obligations and other debt instruments having 60 days or less remaining until maturity are stated at amortized cost. Debt instruments having more than 60 days remaining until maturity are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued by the Fund under procedures established by and under the general supervision and responsibility of the
   Company's Board of Directors designed to reflect in good faith the fair value of such securities.

         The  accompanying  prospectus  for a GIAC variable  annuity or variable
life  insurance  policy  describes  the  allocation,   transfer  and  withdrawal
provisions of such annuity or policy.

                                        DIVIDENDS, DISTRIBUTIONS AND TAXES

         All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by GIAC's separate accounts in additional shares of the Fund. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. However, the Fund currently intends to pay dividends and capital gains distributions, if any, on an annual basis. Contractowners who own units in a separate account which correspond to shares in the Fund will be notified when distributions are made.

         The Fund will be treated as a separate entity for federal income tax purposes. The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), in order to be relieved of federal income tax on that part of its net investment income and realized capital gains which it distributes to GIAC's separate accounts. To qualify, the Fund must meet certain relatively
complex income and diversification  tests.         The loss of such status would
result in the Fund being subject to federal income tax on its taxable income and gains.

         The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify the Fund's investments in accordance with those requirements. The prospectuses for GIAC's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts to Contractowners.

         The foregoing is only a summary of important federal tax law provisions that can affect the Fund. Other federal, state, or local tax law provisions may also affect the Fund and its operations. Anyone who is considering allocating, transferring or withdrawing monies held under a GIAC variable contract to or from this Fund should consult a qualified tax adviser.

                                                GENERAL INFORMATION

         Descriptions of Shares and Voting Rights. The Fund is currently the only series of the Company, which was incorporated in Maryland on April 8, 1993 and is registered with the SEC as an open-end, diversified investment company. The Company has authorized capital stock consisting of one billion shares having a par value of one-tenth of one cent ($.001) per share. Of these authorized shares, five hundred million are designated as shares of the Fund. The Company's Board of Directors has the authority to create additional series funds without obtaining stockholder approval. The Company is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued, will be fully paid and nonassessable. Semi-annual and annual reports will be sent to all Contractowners which include a list of the Fund's portfolio securities and its financial statements which shall be audited annually.

         Through its separate accounts, GIAC is the Fund's sole stockholder of record, so, under the Investment Company Act of 1940, as amended, GIAC is deemed to be in control of the Fund. Nevertheless, when a stockholders' meeting occurs, GIAC solicits and accepts voting instructions from its Contractowners who have allocated or transferred monies for an investment in the Fund as of the record date of the meeting. GIAC then votes the Fund's shares that are attributable to its Contractowners' interests in the Fund in accordance with their instructions. GIAC will vote any shares that it is entitled to vote directly due to amounts it has contributed or accumulated in its separate accounts in the manner described in the prospectuses for its variable annuities and variable life insurance policies.

         Each share of the Fund is entitled to one vote, and fractional shares are entitled to fractional votes. Fund shares have non-cumulative voting rights, so the vote of more than 50% of the shares can elect 100% of the directors.

         The Fund is only available to owners of variable annuities or variable life insurance policies issued by GIAC through its separate accounts. The Fund does not currently foresee any disadvantages to Contractowners arising from offering its shares to variable annuity and variable life insurance policy separate accounts simultaneously, and the Board of Directors monitors events for the existence of any material irreconcilable conflict between or among Contractowners. If a material irreconcilable conflict arises, one or more separate accounts may withdraw their investments in the Fund. This could possibly force the Fund to sell portfolio securities at disadvantageous prices. GIAC will bear the expenses of establishing separate portfolios for variable annuity and variable life insurance separate accounts if such action becomes necessary; however, ongoing expenses that are ultimately borne by Contractowners will likely increase due to the loss of the economies of scale benefits that can be provided to mutual funds with substantial assets.

         Performance Information. The Fund may, from time to time, provide performance information in advertisements, sales literature or other materials furnished to existing or prospective owners of GIAC's variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. All performance results are historical and are not representative of future results.

         Total return and average annual total return reflect the change in value of an investment in the Fund over a specified period, assuming the reinvestment of all capital gains distributions and income dividends. Average annual total returns show the average change in value for each annual period within a specified period. Total returns, which are not annualized, show the total percentage or dollar change in value over a specified period. Promotional materials relating to the Fund's performance will always at least provide average annual total returns for one, five and ten years (if applicable).

         The Fund may also compare its performance to other investment vehicles or other mutual funds which have similar investment objectives or programs. Also, the Fund may quote information from securities indices or financial and industry or general interest publications in its promotional materials. Additionally, the Fund's promotional materials may contain references to types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed. More information about the Fund's performance is contained in the Additional Statement.

         Custodian, Transfer Agent and Dividend Disbursing Agent. State Street, 1776 Heritage Drive, North Quincy, Massachusetts 02171, is the Custodian
for the Fund's cash and securities. Foreign securities purchased by the Fund will be maintained in the custody of either foreign banks or trust companies that are members of State Street's Global Custody Network, or foreign depositories used by such members. State Street is the Transfer Agent for the Fund's shares as well. Boston Financial Data Services, Inc., an affiliate of State Street, performs the shareholder services on behalf of State Street and is located at The BFDS Building, Two Heritage Drive, Quincy, Massachusetts 02171.

            Year 2000 Update. As the year 2000 approaches, an issue has emerged regarding how existing application software programs and operating systems can accommodate this data value. Failure to adequately address this issue could have potentially serious repercussions. The Manager and the Adviser are in the process of working with the Fund's service providers to prepare for the year 2000. Based on information currently available, the Manager and the Adviser do not expect that the Fund will incur significant operating expenses or be required to incur material costs to be year 2000 compliant. Although the Manager and the Adviser do not anticipate that the year 2000 issue will have a material impact on the Fund's ability to provide service at current levels, there can be no assurance that steps taken in preparation for the year 2000 will be sufficient to avoid any adverse impact on the Fund.

                                        GABELLI CAPITAL SERIES FUNDS, INC.


                                                  --------------



                                                      PART B



                                        STATEMENT OF ADDITIONAL INFORMATION


                                                  --------------
                                            Gabelli Capital Asset Fund

                                               One Corporate Center
                                             Rye, New York 10580-1434
                                     Telephone 1-800-GABELLI (1-800-422-3554)
                                              http://www.gabelli.com

                                        STATEMENT OF ADDITIONAL INFORMATION

                                                   May 1, 1998

This Statement of Additional Information ("Additional Statement") relates to Gabelli Capital Asset Fund (the "Fund"), a series of Gabelli Capital Series Funds, Inc., a Maryland corporation (the "Company"). The Additional Statement is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's prospectus dated May 1, 1998, as supplemented from time to time (the "Prospectus"). This Additional Statement contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. Additional copies of the Prospectus and Additional Statement may be obtained without charge by writing or telephoning the Fund at the address and telephone number set forth above. Also, this Additional Statement is available for reference, along with other materials, on the Securities and Exchange Commission ("SEC") Internet Web Site (http://www.sec.gov).

Please retain this document for future reference.

                                                 TABLE OF CONTENTS

                                                                     Page
     Investment Policies.............................................        2
     Special Investment Methods......................... ...............     2
     Investment Restrictions............................................     8
     The Manager........................................................    10
     The Adviser........................................................    11
     The Distributor....................................................    12
     Directors and Officers.............................................    12
     Portfolio Transactions and Brokerage...............................    17
     Purchase and Redemption of Shares.......... .......................    19
     Determination of Net Asset Value..................................     19
     Dividends, Distributions and Taxes.................................    20
     Investment Performance Information.................................    22
     Counsel and Independent Auditors...................................    23
     Financial Statements...............................................    24
     Appendix A - Bond and Preferred Stock Ratings.....................  A-1

                                                INVESTMENT POLICIES

         The Fund expects that, for most periods, a substantial portion, if not all, of its assets will be invested in a diversified portfolio of common stocks judged by Gabelli Funds, Inc., the investment adviser to the Fund (the "Adviser"), to have favorable value to price characteristics. The Fund may also invest in U.S. Government or Government Agency obligations, investment grade corporate bonds, preferred stocks, convertible securities, foreign securities, debt securities and/or short term money market instruments when deemed appropriate by the Adviser.

                                            SPECIAL INVESTMENT METHODS

Convertible Securities

         The Fund may, as an interim alternative to investment in common stocks, purchase investment grade convertible debt securities having a rating of, or equivalent to, at least "BBB" by S&P Ratings Service, a division of McGraw Hill Companies ("S&P") or, if unrated, judged by the Adviser to be of comparable quality. Securities rated less than "A" by S&P may have speculative characteristics. The Fund may also invest up to 25% of its assets in convertible debt securities which have a lesser rating or are unrated, provided, however, that the Fund may only invest up to 5% of its assets in corporate debt securities with a rating of, or equivalent to, an S&P rating of CCC or lower. Unrated convertible securities which, in the judgment of the Adviser, have equivalent credit worthiness may also be purchased for the Fund. Although lower rated bonds generally have higher yields, they are more speculative and subject to a greater risk of default with respect to the issuer's capacity to pay interest and repay principal than are higher rated debt securities.

         In selecting convertible securities for the Fund, the Adviser relies primarily on its own evaluation of the issuer and the potential for capital appreciation through conversion. It does not rely on the rating of the security or sell because of a change in rating absent a change in its own evaluation of the underlying common stock and the ability to the issuer to pay principal and interest or dividends when due without disrupting its business goals. Interest or dividend yield is a factor only to the extent it is reasonably consistent with prevailing rates for securities of similar quality and thereby provides a support level for the market price of the security. The Fund will purchase the convertible securities of highly leveraged issuers only when, in the judgment of the Adviser, the risk of default is outweighed by the potential for capital appreciation.

         The issuers of debt obligations having speculative characteristics may experience difficulty in paying principal and interest when due in the event of a downturn in the economy or unanticipated corporate developments. The market prices of such securities may become increasingly volatile in periods of
economic  uncertainty.   Moreover,  adverse  publicity  or  the  perceptions  of
investors over which the Adviser has no control, whether or not based on fundamental analysis, may decrease the market price and liquidity of such investments. Although the Adviser will attempt to avoid exposing the Fund to such risks, there is no assurance that it will be successful or that a liquid secondary market will continue to be available for the disposition of such securities.

Debt Securities

         Corporate debt securities which are either unrated or have a predominantly speculative rating (often referred to in the financial press as "junk bonds") may present opportunities for significant long-term capital appreciation if the ability of the issuer to repay principal and interest when due is underestimated by the market or the rating organizations. Because of its perceived credit weakness, the issuer is generally required to pay a higher interest rate and/or its debt securities may be selling at a significantly lower market price than the debt securities of issuers actually having similar strength. When the inherent value of such securities is recognized, the market value of such securities may appreciate significantly. The Adviser believes that its research on the credit and balance sheet strength of certain issuers may enable it to select a limited number of corporate debt securities, which in certain markets, will better serve the objective of capital appreciation than alternative investments in common stocks. Of course, there can be no assurance that the Adviser will be successful. In its evaluation, the Adviser will not rely on ratings and the receipt of income is only an incidental consideration.

         As in the case of the convertible debt securities discussed above, low rated and unrated corporate debt securities are generally considered to be more subject to default and therefore significantly more speculative than those having an investment grade rating. They also are more subject to market price volatility based on increased sensitivity to changes in interest rates and economic conditions or the liquidity of their secondary trading market. The Fund does not intend to purchase debt securities for which a liquid trading market does not exist but there can be no assurance that such a market will exist for the sale of such securities.

Options

         The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of its portfolio.

         A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right in return for a premium to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price. The Fund's transactions in options may be subject to specific segregation requirements. See "Hedging Transactions" below.

         If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

         The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. The Fund will not purchase options if, as a result, the aggregate cost or proceeds of all outstanding options exceeds 5% of the Fund's assets. To the extent that puts, straddles and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission, the Fund is limited to investments not in excess of 5% of its total assets.

Investments in Warrants and Rights

         Warrants basically are options to purchase equity securities at a specified price valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Investment in Small, Unseasoned Companies

         The securities of small, unseasoned companies may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If other investment companies and investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained.

Corporate Reorganizations

         The Fund may invest up to 35% of its total assets in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Adviser, there is reasonable prospect of capital appreciation significantly greater than the brokerage and other transaction expenses involved. The 35% limitation does not apply to the securities of companies which may be involved in simply consummating an approved or agreed upon merger, acquisition, consolidation, liquidation or reorganization. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Fund.

         In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offer or as well as the dynamics of the business climate when the offer or proposal is in progress.

         In making such investments, the Fund will not violate any of its diversification requirements or investment restrictions (see below, "Investment Restrictions") including the requirements that, except for the investment of up to 25% of its assets in any one company or industry, not more than 5% of its assets may be invested in the securities of any issuer. Since such investments are ordinarily short term in nature, they will tend to increase the turnover ratio of the Fund thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

When Issued, Delayed Delivery Securities and Forward Commitments

         The Fund is authorized to buy and sell when issued securities as an additional investment strategy in furtherance of its investment objectives.

         In utilizing this strategy, the Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

         Securities purchased under a forward commitment are subject to market fluctuation and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its Custodian cash or liquid securities with the Fund's Custodian in an aggregate amount at least equal to the amount of its outstanding forward commitments.

Short Sales

         The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

         When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

         The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash or liquid securities. The Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

         The market value of the securities sold short of any one issuer will not exceed either 5% of the Fund's total assets or 5% of such issuer's voting securities. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 10% of the outstanding securities of that class. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

Repurchase Agreements

         The Fund may engage in repurchase agreements as set forth in the Prospectus. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. The underlying securities are ordinarily U.S. Treasury or other government obligations or high quality money market instruments. The Fund will require that the value of such underlying securities, together with any other collateral held by the Fund, always equals or exceeds the amount of the repurchase obligations of the vendor. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of underlying securities and other collateral for the seller's obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. The Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with illiquid securities and other securities for which there are no readily available quotations, more than 15% of its total assets would be so invested.

Hedging Transactions

         Futures Contracts. The Fund may enter into futures contracts only for certain bona fide hedging and risk management purposes. The Fund may enter into futures contracts for the purchase or sale of debt securities, debt instruments, or indices of prices thereof, stock index futures, other financial indices, and U.S. Government securities.

         A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time.

         Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission, an agency of the U.S. Government, and must be executed through a futures commission merchant (i.e., a brokerage firm) which is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchange's affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.

         These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices, possible reduction of the Fund's yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

         Currency Transactions. The Fund may enter into various currency transactions, including forward foreign currency contracts, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. Forward foreign currency contracts are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. The Fund expects to enter into these currency contracts in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security the Fund is contemplating to buy or sell that is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund's portfolio has exposure. The Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

         The Adviser may choose to use such instruments on behalf of the Fund depending upon market conditions prevailing and the perceived investment needs of the Fund. Futures contracts, interest rate swaps, and options on securities, indices and futures contracts and certain currency contracts sold by the Fund are generally subject to segregation and coverage requirements with the result that, if the Fund does not hold the security or futures contract underlying the instrument, the Fund will be required to segregate on an ongoing basis with its Custodian, cash, U.S. Government securities, or other high grade liquid debt obligations in an amount at least equal to the Fund's obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease. The segregation requirement can result in the Fund maintaining securities positions it would otherwise liquidate or segregating assets at a time when it might be disadvantageous to do so. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively broad and deep as compared to the markets for similar instruments which are established in the interbank market. In accordance with the current position of the staff of the SEC, the Fund will treat swap transactions as illiquid for purposes of the Fund's policy regarding illiquid securities.

                                              INVESTMENT RESTRICTIONS

         The Fund has adopted the following investment restrictions which may not be changed without the approval of the Fund's shareholders. Under such restrictions, the Fund may not:

1. Purchase the securities of any one issuer, other than the U.S. Government, or any of its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations;

2. Invest more than 25% of the value of its total assets in any particular industry;

3. Purchase securities on margin, but it may obtain such short term credits from banks as may be necessary for the clearance of purchases and sales of securities;

4.       Make loans of its assets except for the purchase of debt securities;

5. Borrow money except subject to the restrictions set forth in the Prospectus under "Borrowing";

6. Mortgage, pledge or hypothecate any of its assets except (a) that, in connection with permissible borrowings mentioned in paragraph 5 above, not more than 20% of the assets of the Fund (not including amounts borrowed) may be used as collateral and (b) in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies;

7. Invest more than 5% of its total assets in more than 3% of the securities of another investment company or invest more than 10% of its total assets in the securities of other investment companies, nor make any such investments other than through purchase in the open market where to the best information of the Fund no commission or profit to a sponsor or dealer (other than the customary broker's commission) results from such purchase;

8.       Act as an underwriter of securities of other issuers;

9. Invest, in the aggregate, more than 15% of the value of its total assets in securities for which market quotations are not readily available, securities which are restricted for public sale, or in repurchase agreements maturing or terminable in more than seven days;

10. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests in oil, gas or other mineral exploration or development programs;

11. Issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowing, hedging transaction, short sale, when-issued or forward commitment transaction or similar investment strategy;

12. Participate on a joint, or a joint and several, basis in any securities trading account; or

13. Invest in companies for the purpose of exercising control.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in the market value of an investment, in the net or total assets of the Fund, in the securities rating of the investment, or any other later change.

                                                    THE MANAGER

         Guardian Investor Services Corporation, the manager of the Fund (the "Manager"), has its principal offices at 201 Park Avenue South, New York, New York 10003.

         Pursuant to a Management Agreement with the Company, the Manager, subject to the supervision of the Board of Directors of the Company and in conformity with the stated policies of the Fund, supervises the performance of administrative and professional services provided by others to the Fund including the Adviser and First Data Investor Services Group, Inc., the sub-administrator of the Fund (the "Sub-Administrator"). The management services provided to the Fund are not exclusive under the terms of the Management Agreement and the Manager is free to, and does, render management or investment advisory services to others.

         The Manager bears all expenses in connection with the services it renders under the Management Agreement and the costs and expenses payable to the Adviser pursuant to the Investment Advisory Agreement among the Manager, the Adviser and the Company.

         The Management Agreement provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty ("Disabling Conduct"), the Manager will not be liable for any error of judgment or mistake of law or for losses sustained by the Fund in connection with the matters relating to the Management Agreement. However, the Management Agreement provides that the Fund is not waiving any rights it may have which cannot be waived. The Management Agreement also provides indemnification for the Manager and its directors, officers, employees and controlling persons for any conduct that does not constitute Disabling Conduct.

         The Management Agreement is terminable without penalty on sixty days' written notice by the Manager or by the Fund when authorized by the Directors of the Company or a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. The Management Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act and rules thereunder. The Management Agreement provides that, unless terminated, it will remain in effect for two years following the date of the Agreement and thereafter from year to year, so long as such continuance of the Management Agreement is approved annually by the Directors of the Company or a vote by a majority of the outstanding shares of the Fund and in either case, by a majority vote of the Directors who are not interested persons of the Fund within the meaning of the 1940 Act ("Disinterested Directors") cast in person at a meeting called specifically for the purpose of voting on the continuance.

            During the years ended December 31, 1997 and 1996 and the period ended December 31, 1995, the Manager received fees totaling $700,568, $433,279 and $104,276, respectively, of which the Manager paid $525,426, $329,959 and $78,207 to the Adviser, respectively, for the same periods. During the period ended December 31, 1995, the Manager and the Adviser assumed certain expenses of the Fund in the amount of $14,377.

                                                    THE ADVISER

         The Adviser is a New York corporation with principal offices located at One Corporate Center, Rye, New York 10580-1434.

         Pursuant to an Investment Advisory Agreement, the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions for the Fund, arranges the portfolio transactions for the Fund and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Company and the Manager.

         Under the Investment Advisory Agreement, the Adviser also provides, or arranges for others to provide at the Adviser's cost, the following administrative services: (1) providing the Fund with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide efficient administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund's Custodian and Transfer Agent; (2) overseeing the performance of administrative and professional services provided to the Fund by others, including the Fund's Custodian, Transfer Agent and Dividend Disbursing Agent, as well as legal, accounting, auditing and other services performed for the Fund;
(3) providing the Fund, if requested, with adequate office space and facilities;
(4) preparing, but not paying for, periodic updating of the Fund's registration statement, Prospectus and Additional Statement, including the printing of such documents for the purpose of filings with the SEC; (5) supervising the calculation of the net asset value of shares of the Fund; (6) preparing, but not paying for, any filings under state law; and (7) preparing notices and agendas for meetings of the Company's Board of Directors and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board.

         The Adviser has delegated its administrative duties to the Sub-Administrator pursuant to a Sub-Administration Agreement between the Adviser and the Sub-Administrator relating to the Fund and certain other funds advised by the Adviser. Under the Sub-Administration Agreement, the Sub-Administrator, subject to the supervision of the Adviser, provides certain administrative services necessary for the Fund's operations. The Adviser and not the Fund pays the fees of the Sub-Administrator. For its services to the Fund, the Sub-Administrator receives an annual fee calculated at the following rates based on the aggregate daily net assets of all funds that are advised by the Adviser and administered by the Sub-Administrator: .10% for aggregate assets up to $1 billion, .08% for aggregate assets over $1 billion to $1.5 billion, .03% for aggregate assets over $1.5 billion to $3 billion and .02% thereafter.

         The Investment Advisory Agreement provides that absent Disabling Conduct, the Adviser will not be liable for any error of judgment or mistake of law or for losses sustained respectively by the Fund. However, the Investment Advisory Agreement provides that the Fund is not waiving any rights it may have which cannot be waived. The Investment Advisory Agreement also provides indemnification for the Adviser and its directors, officers, employees and controlling persons for any conduct that does not constitute Disabling Conduct. The Investment Advisory Agreement permits the Adviser to act as investment adviser to others, provided that whenever the Fund and one or more other portfolios of or investment companies advised by the Adviser have available funds for investment, investments suitable and appropriate for each will be allocated in a manner believed to be equitable to each entity. In some cases, this procedure may adversely affect the size of the position obtainable for the Fund.

         The Investment Advisory Agreement is terminable without penalty on sixty days' written notice by the Manager, the Adviser or, when authorized by the Directors of the Company, or a majority, as defined in the 1940 Act, of the outstanding shares of the Fund. The Investment Advisory Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act, and rules thereunder. The Investment Advisory Agreement provides that, unless terminated, it will remain in effect for two years following the date of the Agreement and thereafter from year to year, so long as such continuance of the Investment Advisory Agreement is approved annually by the Directors of the Company or a vote by a majority of the outstanding shares of the Fund and in either case, by a majority vote of the Disinterested Directors cast in person at a meeting called specifically for the purpose of voting on the continuance.

                                                  THE DISTRIBUTOR

         The Fund has entered into a Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is a majority owned subsidiary of Gabelli Funds, Inc., having principal offices located at One Corporate Center, Rye, New York 10580-1434. The Distributor acts as agent of the Fund for the continuous offering of the Fund's shares to separate accounts of Guardian Insurance & Annuity Company, Inc.
("GIAC").

         The Distribution Agreement is terminable by the Distributor or the Fund at any time without penalty on sixty days' written notice, provided, that termination by the Fund must be directed or approved by the Board of Directors of the Company or by the vote of the holders of a majority of the outstanding securities of the Fund. The Distribution Agreement will automatically terminate in the event of its assignment, as defined in the 1940 Act. The Distribution Agreement provides that, unless terminated, it will remain in effect for two years following the date of the Agreement and thereafter from year to year, so long as continuance of the Distribution Agreement is approved annually by the Company's Board of Directors or by a majority of the outstanding voting securities of the Fund, and in either case, also by a majority of the Disinterested Directors.

                                              DIRECTORS AND OFFICERS

         The Directors and principal Officers of the Company, their principal business occupations during the last five years and their affiliations, if any, with the Manager, the Adviser or the Sub-Administrator, are shown below. Unless otherwise specified, the address of each such person is One Corporate Center, Rye, New York, 10580-1434. Directors deemed to be "interested persons" of the Fund for purposes of the 1940 Act are indicated by an asterisk.


                                                                       Principal Occupations During
               Name, Address, Age and                  Last Five Years; Affiliations with the Manager, Adviser or
              Position(s) with Company                                      Sub-Administrator.

   Mario J. Gabelli, CFA, * 55                         Chairman  of the Board,  Chief  Executive  Officer and Chief
Chairman of the Board,                                 Investment  Officer  of  Gabelli  Funds,  Inc.  and of GAMCO
President and Chief Investment Officer                 Investors,  Inc.; Chairman of the Board and President of The
                                                       Gabelli Equity Trust Inc.
                                                       and  The  Gabelli  Global
                                                       Multimedia   Trust  Inc.;
                                                       Chairman  of  the  Board,
                                                       President    and    Chief
                                                       Investment Officer of The
                                                       Gabelli  Value Fund Inc.;
                                                       President,  Director  and
                                                       Chief Investment  Officer
                                                       of Gabelli  Global Series
                                                       Funds,    Inc.,   Gabelli
                                                       Investor   Funds,   Inc.,
                                                       Gabelli   Equity   Series
                                                       Funds,   Inc.,   and  The
                                                       Gabelli       Convertible
                                                       Securities   Fund,  Inc.;
                                                       Trustee  of  The  Gabelli
                                                       Asset    Fund   and   The
                                                       Gabelli    Growth   Fund;
                                                       President  and Trustee of
                                                       The Gabelli  Money Market
                                                       Funds;  Chairman  of  the
                                                       Board  of  Gabelli   Gold
                                                       Fund,    Inc.;    Gabelli
                                                       International      Growth
                                                       Fund,    Inc.   and   The
                                                       Treasurer's  Fund,  Inc.;
                                                       Chairman     and    Chief
                                                       Executive    Officer   of
                                                       Lynch         Corporation
                                                       (diversified
                                                       manufacturing         and
                                                       communications   services
                                                       company);   Director   of
                                                       East/West Communications,
                                                       Inc.;   Governor  of  the
                                                       American Stock Exchange.

Anthony J. Colavita, 63                                President  and Attorney at Law in the law firm of Anthony J.
Director                                               Colavita,  P.C.  since  1961.  Director  of  Gabelli  Equity
                                                       Series    Funds,    Inc.,
                                                       Gabelli   Global   Series
                                                       Funds,    Inc.,   Gabelli
                                                       Investor Funds, Inc., The
                                                       Gabelli       Convertible
                                                       Securities   Fund,  Inc.,
                                                       The  Gabelli  Value  Fund
                                                       Inc.   and  Gabelli  Gold
                                                       Fund,  Inc.;  Trustee  of
                                                       The  Gabelli  Asset Fund,
                                                       The Gabelli  Growth Fund,
                                                       The Gabelli  Money Market
                                                       Funds,   The  Treasurer's
                                                       Fund,    Inc.   and   the
                                                       Gabelli   Westwood  Funds
                                                       since 1989.





                                                                       Principal Occupations During
               Name, Address, Age and                  Last Five Years; Affiliations with the Manager, Adviser or
              Position(s) with Company                                      Sub-Administrator.

Arthur V. Ferrara, * 68                                Director of The Guardian Life Insurance  Company of America;
Director                                               formerly,  Chairman of the Board and Chief Executive Officer
                                                       from   January   1993  to
                                                       December 1995; President,
                                                       Chief  Executive  Officer
                                                       and  a   Director   prior
                                                       thereto;    Director   of
                                                       GIAC,  the  Manager,  and
                                                       five mutual  funds within
                                                       the     Guardian     Fund
                                                       Complex.

Karl Otto Pohl, *+ 67                                  Partner of Sal.  Oppenheim  Jr. & Cie.  (private  investment
Director                                               bank)   since  1991;   Board   Member  of  IBM  World  Trade
                                                       Europe/Middle East/Africa
                                                       Corp.,   Bertelsmann  AG;
                                                       Zurich
                                                       Versicherungs-Gesellschaft
                                                       (insurance);          the
                                                       International Council for
                                                       JP  Morgan & Co.;  Member
                                                       of  Supervisory  Board of
                                                       Royal  Dutch   (petroleum
                                                       company)  ROBECo/o Group;
                                                       Advisory    Director   of
                                                       Unilever     N.V.     and
                                                       Unilever     Deutschland;
                                                       former  President  of the
                                                       Deutsche  Bundesbank  and
                                                       Chairman  of its  Central
                                                       Bank  Council  from  1980
                                                       through 1991. Director or
                                                       Trustee   of  all   funds
                                                       advised by Gabelli Funds,
                                                       Inc. and its affiliates.

Anthony  R. Pustorino, CPA, 72                         Certified Public Accountant;  Professor of Accounting,  Pace
Director                                               University;  Trustee  of The  Gabelli  Asset  Fund  and  The
                                                       Gabelli    Growth   Fund;
                                                       Director  of The  Gabelli
                                                       Value  Fund   Inc.,   The
                                                       Gabelli       Convertible
                                                       Securities   Fund,  Inc.,
                                                       Gabelli   Equity   Series
                                                       Funds,  Inc., The Gabelli
                                                       Equity  Trust  Inc.,  The
                                                       Gabelli Global Multimedia
                                                       Trust   Inc.    and   The
                                                       Treasurer's Fund, Inc.

Werner J. Roeder, M.D., 57                             Director  of  Surgery,   Lawrence  Hospital  and  practicing
Director                                               private  physician;  Director  of  Gabelli  Investor  Funds,
                                                       Inc.,   Gabelli   Global   Series   Funds,   Inc.,   Gabelli
                                                       International  Growth Fund,  Inc.,  Gabelli Gold Fund,  Inc.
                                                       and The Treasurer's  Fund,  Inc.; and Trustee of the Gabelli
                                                       Westwood Funds.





                                                                       Principal Occupations During
               Name, Address, Age and                  Last Five Years; Affiliations with the Manager, Adviser or
              Position(s) with Company                                      Sub-Administrator.

Anthonie C. van Ekris, 64                              Managing  Director  of  Balmac  International;  Director  of
Director                                               Stahal  Hardmayer  A.G.;  Trustee of The Gabelli Asset Fund,
                                                       The  Gabelli  Growth Fund
                                                       and  The  Gabelli   Money
                                                       Market     Funds;     and
                                                       Director  of The  Gabelli
                                                       Convertible    Securities
                                                       Fund,    Inc.,    Gabelli
                                                       Equity    Series   Funds,
                                                       Inc.,  The Gabelli Global
                                                       Series    Funds,    Inc.,
                                                       Gabelli Gold Fund,  Inc.,
                                                       Gabelli     International
                                                       Growth Fund, Inc. and The
                                                       Treasurer's Fund, Inc.

Bruce N. Alpert, 46                                    Vice  President,  Treasurer and Chief  Operating  Officer of
Vice President and Treasurer                           the investment  advisory  division of the Adviser;  Director of  Gabelli  Advisers,  Inc.  and an  officer  of all  funds advised by Gabelli Funds, Inc. and its affiliates.

James E. McKee, 34                                     Vice President and General Counsel of GAMCO Investors,  Inc.
Secretary                                              since 1993 and of Gabelli  Funds,  Inc.  since  August 1995;
                                                       Secretary of all Funds  advised by Gabelli  Funds,  Inc. and
                                                       Gabelli Advisers,  Inc. since August 1995; Branch Chief with the U.S.  Securities  and  Exchange  Commission  in New York
                            (1992 through 1993).

Thomas R. Hickey, Jr., 45 Vice President, Equity Operations of The Guardian Life
Vice President  Insurance  Company of America;  Vice President,  201 Park Avenue
South  Administration of GIAC.  Senior Vice President,  Operations New York, New
York 10003 of the Manager and five Guardian-sponsored mutual funds.
         .........
+    Mr. Pohl  receives  fees from the Adviser but has no  obligation to provide any service to it.  Although this  relationship  does not appear to require designation  of Mr. Pohl as an  interested  person,  the Fund is  currently making such  designation in order to avoid the possibility  that Mr. Pohl's independence would be questioned.

         The Company has agreed that GIAC shall have the right to nominate one person for election to the Company's Board of Directors and Mr. Ferrara was nominated by GIAC pursuant to this agreement.


            The Company pays each Director who is not an employee of the Manager, the Adviser or an affiliated company an annual fee of $3,000 and $500 for each meeting of the Board of Directors attended by the Director, and reimburses Directors for certain travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. If the net assets of the Fund exceed $500 million, a non-interested Director will receive an annual fee of $500 for serving as the chair of a committee of the Board of the Directors and a $250 fee for each committee meeting attended. For the fiscal year ended December 31, 1997, such fees totaled $24,288. Directors and Officers of the Company who are employed by the Manager, the Adviser or an affiliated company receive no compensation or expense reimbursement from the Company.

            The following table sets forth certain information regarding the compensation of the Company's Directors. No Executive Officer or person affiliated with the Company received compensation from the Company for the calendar year ended December 31, 1997 in excess of $60,000.

                                                Compensation Table

                                                                                        Total Compensation
                                                          Aggregate                        From the Fund
           Name of Person                               Compensation                     and Fund Complex
              Position                                  From the Fund                   Paid to Directors*
            Mario J. Gabelli
         Chairman of the Board                         $       0                                  $ 0

         Anthony J. Colavita
         Director                                         $5,000                              $79,190   (14)

         Arthur V. Ferrara
         Director                                      $       0                                  $ 0

         Karl Otto Pohl
         Director                                         $4,500                              $85,690   (15)

         Anthony R. Pustorino
         Director                                         $5,000                              $95,500   (10)

         Werner Roeder, M.D.
         Director                                         $5,000                              $19,691   (7)

         Anthonie C. van Ekris
         Director                                         $5,000                              $55,190   (11)

* Represents the total compensation paid to such persons during the calendar year ended December 31, 1997. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same fund complex as the Fund, because, among other things, they have common or affiliated investment advisers.


                              Control Person and Principal Holder of Securities

         The separate accounts of GIAC hold the majority of the shares of the Fund and therefore are considered to be control persons of the Fund.

                                       PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Adviser is authorized on behalf of the Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at reasonable expense. Transactions in securities other than those for which a securities exchange is the principal market are generally done through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission paid whenever it appears that the broker can obtain a more favorable overall price. In general, there may be no stated commission in the case of securities traded on the over-the-counter markets, but the prices of those securities may include undisclosed commissions or markups. Options transactions will usually be effected through a broker and a commission will be charged. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as the underwriter's concession or discount.

         The Adviser currently serves as adviser to a number of investment company clients and may in the future act as adviser to others. Affiliates of the Adviser act as investment adviser to numerous private accounts. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among the Fund and others whose assets they manage in such manner as it is deemed equitable. In making such allocations among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts.

         The policy of the Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement the Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser of the type described in Section 28(e) of the Securities Exchange Act of 1934. In doing so, the Fund may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Adviser may also consider sales of shares of the Fund and any other registered investment companies managed by the Adviser and its affiliates by brokers and dealers other than the Distributor as a factor in its selection of brokers and dealers to execute portfolio transactions for the Fund.

         The Adviser may also place orders for the purchase or sale of portfolio securities with the Distributor, a broker-dealer member of the National Association of Securities Dealers, Inc. and an affiliate of the Adviser, or any other broker-dealer affiliate with the Adviser, when it appears that, as an introducing broker or otherwise, the affiliated broker-dealer can obtain a price and execution which is at least as favorable as that obtainable by other qualified brokers.

         As required by Rule 17e-1 under the 1940 Act, the Board of Directors has adopted "Procedures" which provide that the commissions paid to the Distributor on stock exchange transactions may not exceed that which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price. Rule 17e-1 and the Procedures contain requirements that the Board, including its Disinterested Directors, conduct periodic compliance reviews of such brokerage allocations and review the Procedures at least annually for their continuing compliance with the foregoing standard. The Adviser and the Distributor are also required to furnish reports and maintain records in connection with such reviews.

         To obtain the best execution of portfolio trades on The New York Stock Exchange, Inc. ("NYSE"), the Distributor controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers or through the Designated Order Turnaround System of the NYSE. Such transactions are then cleared, confirmed to the Fund for the account of the Distributor, and settled directly with the Custodian of the Fund by a clearing house member firm which remits the commission less its clearing charges to the Distributor. The Distributor may also effect Fund portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the NYSE.

         The following table sets forth certain information regarding the Fund's payment of brokerage commissions including commissions paid to the Distributor:


                                                                          Fiscal Year Ended
                                                                            December 31,          Commissions Paid

Total Brokerage Commissions                                                     1995                 $  24,828
                                                                                1996                 $  98,352
                                                                                1997                  $128,605

Commissions paid to Gabelli & Company                                           1995                  $  4,045
                                                                                1996                   $66,310
                                                                                1997                   $99,105

% of Total Brokerage Commissions paid to Gabelli & Company                      1997                     77.1%

% of Total Transactions involving Commissions paid to
Gabelli & Company                                                               1997                     72.8%


         The Fund's portfolio turnover rates for the fiscal years ended December 31, 1997 and 1996 were 65.5% and 53.2%, respectively.

                                         PURCHASE AND REDEMPTION OF SHARES

         Fund shares are continuously offered to GIAC's separate accounts at the net asset value per share next determined after a proper purchase request has been received by GIAC. GIAC then offers to its Contractowners units in its separate accounts which directly correspond to shares in the Fund. GIAC submits purchase and redemption orders to the Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests which are furnished to GIAC by such Contractowners. Contractowners can send such instructions and requests to GIAC at P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 by first class mail or 3900 Burgess Place, Bethlehem, Pennsylvania 18017 by overnight or express mail.

         The prospectus for a GIAC variable annuity or variable life insurance policy describes the allocation, transfer and withdrawal provisions of such annuity or policy.

                                         DETERMINATION OF NET ASSET VALUE

         The net asset value per share of the Fund is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

         The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. New York time, by taking the value of all assets of the Fund, subtracting its liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent.

         In the calculation of the Fund's net asset value: (1) a portfolio security listed or traded on the NYSE or the American Stock Exchange or quoted by NASDAQ is valued at its last sale price on that exchange or market (if there were no sales that day, the security is valued at the mean of the closing bid and asked prices; if there were no asked prices quoted on that day, the security is valued at the closing bid price); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean of the current bid and asked prices (if there were no asked prices quoted on that day, the security is valued at the closing bid price); and (3) when market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and
under the general supervision of the    Company's     Directors.

         Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market as determined by the Adviser. Securities traded primarily on foreign exchanges are valued at the closing price on such foreign exchange immediately prior to the close of the NYSE.

         U.S. Government obligations and other debt instruments having 60 days or less remaining until maturity are stated at amortized cost. Debt instruments having more than 60 days remaining until maturity are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued by the Fund under procedures established by and under the general supervision and responsibility of the
   Company's Board of Directors designed to reflect in good faith the fair value of such securities.

                                        DIVIDENDS, DISTRIBUTIONS AND TAXES

         All dividends and capital gains distributions paid by the Fund will be automatically reinvested, at net asset value, by GIAC's separate accounts in additional shares of the Fund. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains. However, the Fund currently intends to pay dividends and capital gains distributions, if any, on an annual basis. Contractowners who own units in a separate account which correspond to shares in the Fund will be notified when distributions are made.

         The Fund is treated as a separate entity for federal income tax purposes. The Fund has qualified and intends to continue to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"), in order to be relieved of federal income tax on that part of its net investment income and realized capital gains which it distributes to GIAC's separate accounts. To qualify, the Fund must meet certain relatively
complex  tests.         The  loss of such status  would result in the Fund being
subject to federal income tax on its taxable income and gains. In addition, the Fund must distribute at least 90% of its net investment income and 90% of its net tax-exempt interest income each year.

         The Code and Treasury Department regulations promulgated thereunder require that mutual funds that are offered through insurance company separate accounts must meet certain diversification requirements to preserve the tax-deferral benefits provided by the variable contracts which are offered in connection with such separate accounts. The Adviser intends to diversify the Fund's investments in accordance with those requirements. The prospectuses for GIAC's variable annuities and variable life insurance policies describe the federal income tax treatment of distributions from such contracts.

         To comply with regulations under Section 817(h) of the Code, the Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h) of the Code, obligations of the U.S. Treasury and each U.S. Government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a variable annuity contract owner's control of the investments of a separate account may cause the variable contract owner, rather than the separate account's sponsoring insurance company, to be treated as the owner of the assets held by the separate account. If the variable annuity contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the variable annuity contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Fund will be able to operate as described currently in the Prospectus or that the Fund will not have to change its investment policies or goals.

Hedging Transactions

         The Fund's transactions in foreign currencies, forward contracts, options, futures contracts (including options and futures contracts on foreign currencies) and warrants will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the 90% distribution requirement for avoiding income tax. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract, warrant or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

Foreign Withholding Taxes

         Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries can vary.

         Shareholders are urged to consult their attorneys or tax advisers regarding specific questions as to Federal, state or local taxes.

                                        INVESTMENT PERFORMANCE INFORMATION

         The Fund may, from time to time, provide performance information in advertisements, sales literature or other materials furnished to existing or prospective owners of GIAC's variable contracts. When performance information is provided in advertisements, it will include the effect of all charges deducted under the terms of the specified contract, as well as all recurring and non-recurring charges incurred by the Fund. All performance results are historical and are not representative of future results.

         Total return and average annual total return reflect the change in value of an investment in the Fund over a specified period, assuming the reinvestment of all capital gains distributions and income dividends. Average annual total returns show the average change in value for each annual period within a specified period. Total returns, which are not annualized, show the total percentage or dollar change in value over a specified period. Promotional materials relating to the Fund's performance will always at least provide average annual total returns for one, five and ten years (if applicable).

         The Fund may also compare its performance to other investment vehicles or other mutual funds which have similar investment objectives or programs. Also, the Fund may quote information from securities indices or financial and industry or general interest publications in its promotional materials. Additionally, the Fund's promotional materials may contain references to types and characteristics of certain securities; features of its portfolio; financial markets; or historical, current or prospective economic trends. Topics of general interest, such as personal financial planning, may also be discussed.

         Quotations of total return will reflect only the performance of a hypothetical investment in the Fund during the particular time period shown. The Fund's total return may vary from time to time depending on market conditions, the compositions of the Fund's portfolio and operating expenses. Total return should also be considered relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, total returns may be higher or lower than past total returns and there can be no assurance that any historical return will continue.

         In connection with communicating its total return to current or prospective shareholders, the Fund may also compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Quotations of the Fund's total return will represent the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years, if applicable (up to the life of the Fund), and are calculated pursuant to the following formula:

                                                   P(1+T)n =ERV

(where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the redeemable value at the end of the period of a $1,000 payment made at the beginning of the period). Total return figures will reflect the deduction of Fund expenses (net of certain expenses reimbursed by the Manager or the Adviser) on an annual basis, and will assume that all dividends and distributions are reinvested and will deduct the maximum sales charge, if any is imposed. The Fund may also state the total return figures without a sales charge along with such figures.

            The Fund's average annual total returns for the one year period ended December 31, 1997 and the period from inception on May 1, 1995 through the fiscal year ended December 31, 1997 were 42.6% and 22.4%, respectively.

                                         COUNSEL AND INDEPENDENT AUDITORS

         Willkie Farr & Gallagher, 153 East 53rd Street, New York, New York 10022, serves as counsel for the Fund.

         Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, ha been appointed independent auditors for the Fund.

                                               FINANCIAL STATEMENTS
---------------
Gabelli Capital
  Asset Fund
---------------
      5
---------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------

SCHEDULE OF INVESTMENTS
December 31, 1997

----------------------
COMMON STOCKS -- 86.9%
----------------------

   Shares                                                  Value
-------------------------------------------------------------------

Aerospace -- 1.5%
     65,000      Fairchild Corp., Class A               $ 1,616,875
                                                        -----------
Agriculture -- 0.6%
     16,000      Monsanto Co.                               672,000
                                                        -----------
Automotive: Parts and Accessories -- 5.2%
     15,000      Echlin Inc.                                542,812
     40,000      GenCorp Inc.                             1,000,000
     30,000      Handy & Harman                           1,035,000
     40,000      Modine Manufacturing Co.                 1,365,000
      7,100      Ragan (Brad) Inc.                          259,150
     15,000      TransPro Inc.                              135,000
     37,000      Wynn's International Inc.                1,179,375
                                                        -----------
                                                          5,516,337
                                                        -----------
Aviation: Parts and Services -- 3.3%
     11,000      AAR Corp.                                  426,250
     35,000      Coltec Industries Inc. +                   811,563
     10,000      Curtiss-Wright Corp.                       363,125
      7,500      Hi-Shear Industries Inc.                    15,469
     31,000      Hudson General Corp.                     1,488,000
     10,000      Moog Inc., Class A +                       349,375
                                                        -----------
                                                          3,453,782
                                                        -----------
Broadcasting -- 8.8%
     68,000      Ackerley Communications Inc.             1,151,750
     26,442      Chris-Craft Industries Inc.              1,383,247
      4,000      Gray Communications Systems Inc.           105,000
     50,000      Gray Communications
                   Systems Inc., Class B                  1,287,500
     24,000      Grupo Televisa SA, GDR +                   928,500
     50,000      LIN Television Corp.+                    2,725,000
     16,000      United Television Inc.                   1,662,000
                                                        -----------
                                                          9,242,997
                                                        -----------
Cable -- 9.4%
     35,000      BET Holdings Inc., Class A +             1,911,875
     45,000      Cablevision Systems Corp.,
                   Class A +                              4,308,750
     60,000      Tele-Communications Inc./
                   Liberty Media Group, Class A +         2,175,000
     27,000      Tele-Communications
                   International Inc., Class A +            486,000
     15,000      United International Holdings
                   Inc., Class A +                          172,500
     30,000      US WEST Media Group +                      866,250
                                                        -----------
                                                          9,920,375
                                                        -----------
Consumer Products -- 3.2%
     75,000      Carter-Wallace Inc.                      1,265,625
      5,000      Fortune Brands Inc.                        185,313
     20,000      Gallaher Group plc +                       427,500
     18,000      General Cigar Holdings Inc.,
                   Class B                                  389,250
     35,000      General Housewares Corp.                   367,500
     18,000      National Presto Industries Inc.            712,125
                                                        -----------
                                                          3,347,313
                                                        -----------

Consumer Services -- 2.9%
     40,000      HSN Inc.+                                2,060,000
     50,000      Rollins Inc.                             1,015,625
                                                        -----------
                                                          3,075,625
                                                        -----------

Diversified Industrial -- 6.3%
      7,500      Crane Co.                                  325,312
     16,000      GATX Corp.                               1,161,000
     18,000      Honeywell Inc.                           1,233,000
     10,000      ITT Industries Inc.                        313,750
     49,000      Katy Industries Inc.                       998,375
     15,000      Thomas Industries Inc.                     296,250
     60,000      TriMas Corp.                             2,062,500
     50,000      Tyler Corp.+                               275,000
                                                        -----------
                                                          6,665,187
                                                        -----------

Energy -- 5.3%
     10,000      Eastern Enterprises                        450,000
     90,000      Kaneb Services Inc. +                      466,875
     20,000      Pennzoil Co.                             1,336,250
     35,000      Tejas Gas Corp.                          2,143,750
     60,000      USX-Delhi Group                          1,230,000
                                                        -----------
                                                          5,626,875
                                                        -----------

Entertainment -- 6.9%
     79,664      Ascent Entertainment Group Inc. +          826,514
     42,000      Gaylord Entertainment Co., Class A       1,341,375
     30,000      GC Companies Inc. +                      1,421,250
     25,000      Time Warner Inc.                         1,550,000
     53,000      Viacom Inc., Class A +                   2,166,375
                                                        -----------
                                                          7,305,514
                                                        -----------


                       See notes to financial statements.

--------------------------------------------------------------------------------

                                       70
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                                                                 Gabelli Capital
                                                                    Asset Fund
                                                                 ---------------
                                                                       5
                                                                 ---------------

--------------------------------------------------------------------------------

   Shares                                                   Value
-------------------------------------------------------------------
Equipment and Supplies -- 8.2%
     11,000      Aeroquip-Vickers Inc.                 $    539,688
     25,000      AMETEK Inc.                                675,000
     22,000      Ampco-Pittsburgh Corp.                     430,375
      6,000      CLARCOR Inc.                               177,750
     15,000      CTS Corp.                                  479,063
     12,500      Franklin Electric Co. Inc.                 803,125
     35,000      Fedders Corp.                              218,750
      4,000      Ingersoll-Rand Co.                         162,000
     25,000      Navistar International Corp. +             620,312
     14,200      Pittway Corp.                              978,913
     17,300      Portec Inc.                                250,850
     30,000      Sequa Corp., Class A +                   1,951,875
     24,000      SPS Technologies Inc. +                  1,047,000
     15,000      Sterling Electronics Corp.                 313,125
                                                       ------------
                                                          8,647,826
                                                       ------------
Financial Services -- 1.9%
      2,000      Block (H&R) Inc.                            89,625
      2,000      Mellon Bank Corp.                          121,250
     22,000      Midland Co.                              1,386,000
     15,000      Pioneer Group Inc.                         421,875
                                                       ------------
                                                          2,018,750
                                                       ------------
Food and Beverage -- 6.3%
     50,000      Celestial Seasonings Inc. +              1,575,000
      2,000      CPC International Inc.                     215,500
     14,000      General Mills Inc.                       1,002,750
      5,000      Heinz (H.J.) Co.                           254,062
     22,000      Quaker Oats Co.                          1,160,500
     45,000      Seagram Co. Ltd.                         1,454,063
     10,786      Tootsie Roll Industries Inc.               674,125
     10,000      Twinlab Corp.                              247,500
                                                       ------------
                                                          6,583,500
                                                       ------------
Health Care -- 0.5%
     75,000      IVAX Corp. +                               506,250
                                                       ------------
Hotels and Gaming -- 3.0%
     45,000      Aztar Corp. +                              281,250
     11,000      Hilton Hotels Corp.                        327,250
     15,000      ITT Corp, New +                          1,243,125
     90,000      Jackpot Enterprises Inc.                 1,018,125
     38,000      Trump Hotels & Casino Resorts Inc.+        254,125
                                                       ------------
                                                          3,123,875
                                                       ------------
Publishing -- 5.8%
      5,000      Dow Jones & Co. Inc.                       268,438
     20,000      Golden Books Family Entertainment
                   Inc. +                                   206,250
     15,000      Harcourt General Inc.                      822,187
     15,000      Lee Enterprises Inc.                       443,438
     10,000      McClatchy Newspapers Inc., Class A         271,875
     35,000      Media General Inc., Class A              1,463,436
     28,000      Meredith Corp.                             999,250
     10,000      Pulitzer Publishing Co.                    628,125
     15,000      Reader's Digest Association Inc.,
                   Class B                                  365,625
     55,000      Thomas Nelson Inc.                         635,937
                                                       ------------
                                                          6,104,561
                                                       ------------
Real Estate -- 1.0%
     30,000      Griffin Land & Nurseries Inc.              465,000
     30,000      Catellus Development Corp.                 600,000
                                                       ------------
                                                          1,065,000
                                                       ------------
Retail -- 2.6%
     70,000      Bruno's Inc., New +                        144,375
     35,000      Giant Food Inc., Class A                 1,179,063
     45,000      Neiman Marcus Group Inc. +               1,361,250
      2,000      Scheib (Earl) Inc.                          16,000
                                                       ------------
                                                          2,700,688
                                                       ------------
Specialty Chemical -- 0.4%
     18,000      Ferro Corp.                                437,625
                                                       ------------
Telecommunications -- 1.8%
     50,000      Citizens Utilities Co., Class B            481,250
     28,000      Southern New England
                   Telecommunications Corp.               1,408,750
                                                       ------------
                                                          1,890,000
                                                       ------------

--------------------------------------------------------------------------------

                                       71
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Gabelli Capital
  Asset Fund
---------------
      5
---------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------

SCHEDULE OF INVESTMENTS (continued)
December 31, 1997

   Shares                                                  Value
-------------------------------------------------------------------

Wireless Communications -- 2.0%
     20,000      Centennial Cellular Corp., Class A +  $    410,000
     32,000      COMSAT Corp.                               776,000
     20,000      Rogers Cantel Mobile
                   Communications Inc., Class B +           185,000
     15,000      Telephone and Data Systems Inc.            698,437
                                                       ------------
                                                          2,069,437
                                                       ------------

TOTAL COMMON STOCKS
  (Cost $70,799,877)                                   $ 91,590,392
                                                       ------------

----------------------------
U.S. TREASURY BILLS -- 13.0%
----------------------------

 Principal
   Amount                                                  Value
-------------------------------------------------------------------

$ 13,716,000     5.010% to 5.278%++ due 01/08/98 --
                   02/26/98                            $ 13,676,179
                                                       ------------
TOTAL U.S. TREASURY BILLS
  (Cost $13,676,179)                                     13,676,179
                                                       ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $84,476,056)(a)                                 105,266,571
                                                       ------------

OTHER ASSETS AND LIABILITIES
  (Net) -- 0.1%                                              83,694
                                                       ------------

NET ASSETS -- 100.0%                                   $105,350,265
                                                       ============

(a) Aggregate cost for Federal tax purposes was $84,535,164. Net unrealized appreciation for Federal tax purposes was $20,731,407 (gross unrealized appreciation was $22,308,942 and gross unrealized depreciation was $1,577,535).
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
GDR -- Global Depositary Receipt


                       See notes to financial statements.

--------------------------------------------------------------------------------

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                                                                 Gabelli Capital
                                                                    Asset Fund
                                                                 ---------------
                                                                          5
                                                                 ---------------

--------------------------------------------------------------------------------

  STATEMENT OF ASSETS
  AND LIABILITIES
  December 31, 1997


Assets:
  Investments, at value (cost $84,476,056)       $ 105,266,571
  Deferred organizational expenses                      46,576
  Dividends receivable                                  63,289
  Receivable for investments sold                       99,496
  Receivable for Fund shares sold                    1,060,546
                                                 -------------
    Total Assets                                   106,536,478
                                                 -------------

Liabilities:
  Payable for investments purchased                    915,104
  Payable for Fund shares redeemed                     117,384
  Payable for management fees                           82,860
  Accrued Directors' fees                                6,600
  Other accrued expenses                                64,265
                                                 -------------
    Total Liabilities                                1,186,213
                                                 -------------
    Net assets applicable to 6,881,175 shares
      outstanding                                $ 105,350,265
                                                 =============
    Net Asset Value, offering and redemption
      price per share                            $       15.31
                                                 =============

Net Assets consist of:
  Shares of common stock at par value            $       6,881
  Additional paid-in capital                        84,603,284
  Distribution in excess of net realized
    gain on investments                                (50,415)
  Net unrealized appreciation on investments        20,790,515
                                                 -------------
    Total Net Assets                             $ 105,350,265
                                                 =============

STATEMENT OF OPERATIONS
For the Year Ended December 31, 1997

Investment Income:
  Dividends                                      $     594,615
  Interest                                             343,370
                                                 -------------
    Total Investment Income                            937,985
                                                 -------------

Expenses:
  Management fees                                      700,568
  Legal and audit fees                                  32,144
  Custodian fees                                        25,813
  Directors' fees                                       24,288
  Amortization of organizational expenses               20,000
  Shareholder services fees                              9,521
  Miscellaneous                                          7,365
                                                 -------------
  Total Expenses                                       819,699
                                                 -------------
Net Investment Income                                  118,286
                                                 -------------

Net Realized and Unrealized Gain on
Investments:
  Net realized gain on investments                   7,046,284
  Net change in unrealized appreciation
    on investments                                  17,681,316
                                                 -------------
Net realized and unrealized gain on investments     24,727,600
                                                 -------------
Net increase in net assets resulting from
  operations                                     $  24,845,886
                                                 =============


                       See notes to financial statements.

--------------------------------------------------------------------------------

                                       73
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Gabelli Capital
  Asset Fund
---------------
      5
---------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1997


                                                               1997            1996
                                                           -------------   ------------
Operations:
  Net investment income                                    $     118,286   $     92,133
  Net realized gain on investments                             7,046,284      1,411,324
  Net change in unrealized appreciation on investments        17,681,316      2,258,045
                                                           -------------   ------------
  Net increase in net assets resulting from operations        24,845,886      3,761,502
Distributions to shareholders:
  From net investment income                                    (118,286)       (95,723)
  From excess of net investment income                            (8,067)            --
  From net realized gain on investments                       (7,046,284)    (1,416,212)
  In excess of net realized gain on investments                  (29,472)            --
Share Transactions:
  Net increase in net assets from fund share transactions     36,244,957     22,848,022
                                                           -------------   ------------
  Net increase in net assets                                  53,888,734     25,097,589
Net Assets:
  Beginning of year                                           51,461,531     26,363,942
                                                           -------------   ------------

  End of year                                              $ 105,350,265   $ 51,461,531
                                                           =============   ============


                       See notes to financial statements.

--------------------------------------------------------------------------------

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                                                                 Gabelli Capital
                                                                    Asset Fund
                                                                 ---------------
                                                                        5
                                                                 ---------------

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 1997

-------------------------------------
1. -- Significant Accounting Policies
-------------------------------------

      Gabelli Capital Asset Fund (the "Fund"), a series of Gabelli Capital Series Funds, Inc. (the "Company"), was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose primary objective is growth of capital. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.

      Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded on foreign exchanges are valued at the last sale price on that exchange (if there were no sales that day, the security is valued at the average of the bid and asked prices). All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest average of the bid and asked prices. When market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Corporation's Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Directors determine such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Directors. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

Securities Transactions and Investment Income.

      Securities transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions to Shareholders.

      Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

Provisions for Income Taxes.

      The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

--------------------------------------------------------------------------------

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Gabelli Capital
  Asset Fund
---------------
      5
---------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------

NOTES TO FINANCIAL STATEMENTS
December 31, 1997

Organizational Expenses.

      A total of $100,000 was incurred in connection with the organization of the Fund. These costs were advanced by the Guardian Insurance & Annuity Company Inc. and will be reimbursed by the Fund. These organizational costs were deferred and are being amortized on a straight-line basis over a period of 60 months from the date the Fund commenced investment operations.

----------------------------------------
2. -- Agreements with Affiliated Parties
----------------------------------------

      Pursuant to a management agreement (the "Management Agreement"), the Fund will pay Guardian Investor Services Corporation (the "Manager") a fee, computed daily and paid monthly, at the annual rate of 1.00 percent of the value of the Fund's average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager and the Adviser, the Adviser, under the supervision of the Company's Board of Directors and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to First Data Investor Services Group, Inc., the Fund's sub-administrator (the "Sub-Administrator"). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and directors of the Fund who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75 percent of the value of the Fund's average daily net assets.

--------------------------
3. -- Portfolio Securities
--------------------------

      Purchases and sales of securities for the year ended December 31, 1997, other than U.S. government obligations and short term securities, aggregated $56,210,307 and $42,191,156, respectively.

----------------------------------
4. -- Transactions with Affiliates
----------------------------------

      During the year ended December 31, 1997, the Fund paid brokerage commissions of $99,105 to Gabelli & Company, Inc. and its affiliates.

----------------------------
5. -- Shares of Common Stock
----------------------------

      Transactions in shares of common stock were as follows:

                                  Year Ended                  Year Ended
                                   12/31/97                    12/31/96
                                  ---------                    --------
                            Shares        Amount        Shares        Amount
                            ------        ------        ------        ------
Shares sold                3,454,754   $ 50,227,654    2,913,475   $ 33,336,923
Shares issued upon re-
 investment of dividends     478,228      7,202,109      131,244      1,511,935
Shares redeemed           (1,507,694)   (21,184,806)  (1,052,170)   (12,000,836)
                          ----------   ------------   ----------   ------------
Net increase               2,425,288   $ 36,244,957    1,992,549   $ 22,848,022
                          ==========   ============   ==========   ============

--------------------------------------------------------------------------------

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                                                                 Gabelli Capital
                                                                    Asset Fund
                                                                 ---------------
                                                                        5
                                                                 ---------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Per share amounts for a Fund share outstanding throughout each period.

                                                                 Year Ended December 31,
--------------------------------------------------------------------------------------------
                                                                1997        1996       1995*
                                                              --------    -------    -------
Operating performance:
  Net asset value, beginning of period                        $  11.55    $ 10.70    $ 10.00
                                                              --------    -------    -------
  Net investment income                                           0.02       0.02       0.03(a)
  Net realized and unrealized gain on investments                 4.88       1.16       0.80
                                                              --------    -------    -------
  Total from investment operations                                4.90       1.18       0.83
                                                              --------    -------    -------
Distributions to shareholders:
  From net investment income                                     (0.02)     (0.02)     (0.03)
  From net realized gains                                        (1.12)     (0.31)     (0.09)
  In excess of net realized gain on investments                  (0.00)(c)    --       (0.01)
  Total distributions                                            (1.14)     (0.33)     (0.13)
                                                              --------    -------    -------
Net asset value, end of period                                $  15.31    $ 11.55    $ 10.70
                                                              ========    =======    =======
  Total return**                                                  42.6%      11.0%       8.4%
                                                              ========    =======    =======

Ratios to average net assets and supplemental data:
Net assets, end of period (in 000's)                          $105,350    $51,462    $26,364
Ratio of net investment income to average
  net assets                                                      0.17%      0.21%      0.75%+
Ratio of operating expenses to average
  net assets                                                      1.17%      1.31%      1.78%+(b)
Portfolio turnover rate                                           65.5%      53.2%      81.4%
Average commission rate per share (d)                         $ 0.0447    $0.0496        N/A

------------
*   The Fund commenced operations on May 1, 1995.
** Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized. The performance of the fund does not reflect expenses and charges of the applicable separate accounts and variable products, all of which vary to a considerable extent and are described in your product's prospectus.
+   Annualized.
(a) Net investment income before expenses assumed by the Manager and Adviser was $0.03.
(b) Ratio of operating expenses to average net assets before expenses assumed by the Manager and Adviser was 1.92%.
(c) Amount represents less than $0.01 per share.
(d) For fiscal years beginning after September 1, 1995, the SEC requires a fund to disclose the average commission rate paid per share.


                       See notes to financial statements.
--------------------------------------------------------------------------------

---------------
Gabelli Capital
  Asset Fund
---------------
      5
---------------

--------------------------------------------------------------------------------
Gabelli Capital Asset Fund
--------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Directors
Gabelli Capital Asset Fund
(a series of Gabelli Capital Series Funds, Inc.)

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Capital Asset Fund (the Fund) (a series of Gabelli Capital Series Funds, Inc.) as of December 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets for the two years in the period then ended and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gabelli Capital Asset Fund at December 31, 1997, and the results of its operations for the year then ended, and the changes in its net assets for the two years in the period then ended and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.


                                              /s/ Ernst & Young LLP



New York, New York
February 4, 1998

                                                        63
g:\shared\clients\gabcapas\peas\1998\peano.4\partc\0598.doc
                                                                     APPENDIX A


                                         BOND AND PREFERRED STOCK RATINGS

Description of Moody's Investors Service, Inc.'s ("Moody's") Corporate Bond
 Ratings

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well as assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately based, in which case the rating is not published in Moody's Investors Service, Inc.'s publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Description of S&P's Corporate Debt Ratings

         AAA: Debt rated AAA has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB:  Debt rated BBB is  regarded  as having  adequate  capacity to pay
interest  and  repay  principal.   Whereas  it  normally   exhibits   protection
parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

         BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         C1: The rating C1 is reserved for income bonds on which no interest is being paid.

         D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         r: The "r" symbol is attached to derivative, hybrid and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks created by the terms of the obligation.

Description of Moody's Preferred Stock Ratings

         aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels.

         baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

         caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

         c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Preferred Stock Ratings

         AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA: A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

         A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

         BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

         BB, B, CCC: Preferred stock rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying.

         C:  A preferred stock rated C is a non-paying issue.

         D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

         Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                        GABELLI CAPITAL SERIES FUNDS, INC.


                                                  ---------------



                                                      PART C



                                         FINANCIAL STATEMENTS AND EXHIBITS


                                                  ---------------

                                        GABELLI CAPITAL SERIES FUNDS, INC.
                                                      PART C
                                                 OTHER INFORMATION


Item 24.          FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements:

                  Included in Part A:

                           Financial Highlights for Gabelli Capital Asset Fund.

                  Included in Part B:

                              Audited  Financial  Statements  for  Gabelli
 Capital  Asset  Fund for the year ended
                           December 31, 1997 are included in the Statement of
Additional Information:

                           Schedule of Investments
                           Statement of Assets and Liabilities
                           Statement of Operations
                           Statement of Changes in Net Assets
                           Notes to Financial Statements
                           Financial Highlights
                           Report of     Ernst & Young LLP,      Independent
Auditors

                  Included in Part C    :  Consent of Independent Accountants


         (b)      Exhibits

                     All references are to the Registrant's registration statement on Form N-1A as filed with the
                  Securities and Exchange Commission ("SEC") on November 18, 1994, File Nos. 33-61254 and
                  811-7644 (the "Registration Statement").

                  (1) Articles of Amendment and Restatement dated April 21, 1995 are incorporated by reference to Pre-Effective Amendment No. 2 as filed with the SEC on April 28, 1995 (Accession No. 0000899140-95-000063) ("Pre-Effective
                                    Amendment No. 2").

                  (2) Amended and Restated By-Laws dated April 21, 1995 are incorporated by reference to Pre-Effective Amendment No. 2.

                  (3)               Not Applicable.

                  (4) Specimen copy of certificates for shares of Gabelli Capital Asset Fund is incorporated by reference to Pre-Effective Amendment No. 2.

                  (5)(a) Form of Management Agreement with Guardian Investor Services Corporation is incorporated by reference to Pre-Effective Amendment No. 2.

                  (5)(b) Form of Investment Advisory Agreement with Gabelli Funds, Inc. is incorporated by reference to Pre-Effective Amendment
No. 2.

                  (6) Form of Distribution Agreement with Gabelli & Company, Inc. is incorporated by reference to Pre-Effective Amendment No. 2.

                  (7)               Not Applicable.

                  (8) Form of Custodian Contract with State Street Bank and Trust Company is incorporated by reference to Pre-Effective
 Amendment No. 2.

                  (9)(a) Form of Transfer Agency and Service Agreement with State Street Bank and Trust Company is incorporated by reference to Pre-Effective Amendment No. 2.

                  (9)(b) Form of Participation Agreement among the Registrant, Gabelli Funds, Inc.,
                                    Gabelli & Company,  Inc., The Guardian
 Insurance & Annuity  Company,  Inc. and
                                    Guardian  Investor  Services   Corporation
 is  incorporated  by  reference  to
                                    Pre-Effective Amendment No. 2.

                  (9)(c) Sub-Administration Agreement with The Shareholder Services Group, Inc. (now known as First Data  Investor  Services
 Group,  Inc.) dated May 1, 1995 is
                                    incorporated by reference to
Post-Effective  Amendment No. 3 as filed with the SEC on April 30, 1997
 (Accession  No. 0000927405-97-000147)  ("Post-Effective
                                    Amendment No. 3").

                  (10)              Not Applicable.

                  (11)(a) Consent of Independent Auditors is filed herewith.

                     (11)(b)        Consent of Counsel is filed herewith.

                  (11)(c) Powers of Attorney for Mario J. Gabelli, Anthony J. Colavita, Arthur V.
                                    Ferrara,  Karl Otto Pohl,  Anthony R.
 Pustorino,  Werner J. Roeder and Anthonie
                                    C. van Ekris     are incorporated by
reference to Post-Effective  Amendment No.
                                    3     .

                                    (11)(d)   Certified   Resolution   of  Board
                                    authorizing    signature    on   behalf   of
                                    Registrant  pursuant to Power of Attorney is
                                    filed herewith     .

                  (12)              Not Applicable.

                  (13) Purchase Agreement dated April 26, 1995 with The Guardian Insurance & Annuity Company, Inc. is incorporated by reference to Pre-Effective Amendment No. 2.

                  (14)              Not Applicable.

                  (15)              Not Applicable.

                  (16)                 Sample   Total  Return   Computation
is   incorporated   by  reference  to
                                    Post-Effective  Amendment  No. 2  as  filed
  with  the  SEC on  April 29,  1996
                                    (Accession No. 0000927405-96-0001932).

                  (17)              Financial Data Schedule is filed herewith.

                  (18)              Not Applicable.


Item 25.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None

Item 26.          NUMBER OF HOLDERS OF SECURITIES

                  Gabelli Capital Asset Fund

                          (1)                         (2)
                                           Number of Record Holders as of
                    Title of Class                 April 20, 1998

                  Common Stock
                  par value $.001 per share            24

Item 27.          INDEMNIFICATION

                  The response to this Item 27 is incorporated by reference to Pre-Effective Amendment No. 2.

Item 28.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  Guardian Investor Services Corporation is the manager of the Registrant (the "Manager"). The list required by this Item 28 of directors, officers or partners of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Manager or such directors, officers or partners during the past two fiscal years, is incorporated by reference to Form ADV filed by the Manager under the Investment Advisers Act of 1940 (SEC File No. 801-9654 ).

                  Gabelli Funds, Inc. is the investment adviser of the Registrant (the "Adviser"). The list required by this Item 28 of directors, officers or partners of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or such directors, officers or partners during the past two fiscal years, is incorporated by reference to Form ADV filed by the Adviser under the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item 29.          PRINCIPAL UNDERWRITERS

             (a) Gabelli & Company Inc. currently acts as distributor for The Gabelli Asset Fund, The Gabelli Growth Fund, The Gabelli Global Convertible Securities Fund, The Gabelli Equity Trust Inc., The Gabelli Global Multimedia Trust Inc., The Gabelli Convertible Securities Fund, Inc., The Gabelli Small Cap Growth Fund, The Gabelli Equity Income Fund, The Gabelli Gold Fund, The Gabelli U.S. Treasury Money Market Fund, The Gabelli ABC Fund, The Gabelli Value Fund Inc., The Gabelli Global Interactive Couch Potato(R) Fund, The Gabelli Global Telecommunications Fund, The Gabelli International Growth Fund, Inc., Gabelli Capital Asset Fund, The Treasurer's Fund, Inc. and the Gabelli Westwood Funds.


                  The information required by this Item 29 with respect to each director, officer or partner of Gabelli & Company, Inc. is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company, Inc. pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

                  (b) The list required by this Item 29 with respect to each director, officer or partner of Gabelli & Company, Inc., is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company, Inc.
under the Securities Exchange Act of 1934, as amended  (SEC File No. 8-21373).

                  (c)      Inapplicable.

Item 30.          LOCATION OF ACCOUNTS AND RECORDS

                  All such  accounts,  books and  other  documents  required  by
Section 31(a) of the 1940 Act and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of: Gabelli Funds, Inc., One Corporate Center, Rye, New York 10580-1434; State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171; and First Data Investor Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109.

Item 31.          MANAGEMENT SERVICES

                  Not Applicable.

Item 32.          UNDERTAKINGS

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c) The Registrant hereby undertakes to furnish to each person to whom a Prospectus of the Registrant is delivered a copy of the Registrant's latest annual report, upon request and without charge.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI CAPITAL SERIES FUNDS, INC., certifies that it meets the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 27th day of April, 1998

                                                     GABELLI CAPITAL SERIES
FUNDS, INC.


                                                     By:  Mario J. Gabelli*
                                Mario J. Gabelli
                              Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature          Title                                       Date

Mario J. Gabelli*   Chairman of the Board,                      April 27, 1998
-----------------
Mario J. Gabelli                  President and Chief Investment Officer

/s/  Bruce N. Alpert     Vice President and Treasurer            April 27, 1998
Bruce N. Alpert                (Principal Financial and Accounting Officer)

Anthony J. Colavita*            Director                April 27, 1998
Anthony J. Colavita

Arthur V. Ferrara*                   Director                   April 27, 1998
Arthur V. Ferrara

Karl Otto Pohl*                      Director                   April 27, 1998
Karl Otto Pohl

Anthony R. Pustorino*                Director                   April 27, 1998
Anthony R. Pustorino

Werner J. Roeder*                    Director                   April 27, 1998
Werner J. Roeder

Anthonie C. van Ekris*             Director                      April 27, 1998
----------------------
Anthonie C. van Ekris

*By: /s/  Bruce N. Alpert
     Bruce N. Alpert
     Attorney-in-fact

                                                   EXHIBIT INDEX


EXHIBIT NO.                                  DESCRIPTION OF EXHIBIT

(11)(a)                                       Consent of Independent Auditors

(11)(b)                                       Consent of Counsel

(11)(d)                                       Certified Resolution of Board

(17)                                          Financial Data Schedule